Statutory Financial Data and Dividend Restrictions	12 Months Ended
Dec. 31, 2015
Notes
Statutory Financial Data and Dividend Restrictions

Note 8:  Statutory Financial Data and Dividend Restrictions

The Company is a life and health insurer and is domiciled in Iowa.  The Company files statutory-basis financial statements with insurance regulatory authorities.  The Company did not use any permitted practices in 2015, 2014 or 2013.  Certain statutory basis financial information for MLIC is presented in the table below as of and for the years ended December 31.

	Statutory Basis		Statutory Basis
	Capital and Surplus		Net Income (Loss)
	2015	2014	2015	2014	2013

MLIC	$ 21,111	$ 18,366	$ 1,112	$ (1,792)	$ (1,562)

The Company is subject to statutory regulations as to maintenance of equity and the payment of dividends.  Generally, ordinary dividends from an insurance subsidiary to its parent company must meet notice requirements promulgated by the regulator of the subsidiary’s state of domicile (“Insurance Department”).  Extraordinary dividends, as defined by state statutes, must be approved by the Insurance Department.  Based on Iowa statutory regulations, the Company could pay dividends up to $2,111 during 2016, without prior approval of the Insurance Department.

Risk-based capital (“RBC”) requirements promulgated by the National Association of Insurance Commissioners require U.S. insurers to maintain minimum capitalization levels that are determined based on formulas incorporating credit risk, insurance risk, interest rate risk, and general business risk.  The adequacy of the Company’s actual capital is evaluated by a comparison to the RBC results, as determined by the formula.  At December 31, 2015 and 2014, the Company’s adjusted capital exceeded the minimum requirements.